Other assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Other assets

Note 15 − Other assets

The caption of other assets in the consolidated statements of financial condition consists of the following major categories:

(In thousands)	2011	2010
Net deferred tax assets (net of valuation allowance)	$429,691	$388,466
Investments under the equity method	313,152	299,185
Bank-owned life insurance program	238,077	237,997
Prepaid FDIC insurance assessment	58,082	147,513
Other prepaid expenses	77,335	75,149
Derivative assets	61,886	72,510
Securities sold not yet delivered	69,535	23,055
Others	214,635	206,012
Total other assets	$1,462,393	$1,449,887